UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Management, LLC

Address:  1370 Avenue of the Americas
          25th Floor
          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333

Signature, Place and Date of Signing:


/s/ Alan Rivera              New York, New York                August 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        7

Form 13F Information Table Value Total: $434,487
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                               Title of                              Shrs or     Sh / Put   Invtmt   Other     Voting Authority
Name of Issuer                   Class      CUSIP        Value       Prn Amt    Prn / Call  Dscrtn   Mngrs   Sole       Shared  None
Andrx Corp.                     Common    034553107    75,147,000   3,700,000       Sh      Sole      None   3,700,000
Benchmark Electronics Inc.      Common    08160H10     96,145,452   3,160,600       Sh      Sole      None   3,160,600
Brink's Co./The                 Common    109696104   138,888,000   3,858,000       Sh      Sole      None   3,858,000
Checkpoint Systems Inc.         Common    162825103    35,277,870   1,993,100       Sh      Sole      None   1,993,100
Dendrite International, Inc.    Common    248239105    16,604,160   1,203,200       Sh      Sole      None   1,203,200
Flowserve Corp.                 Common    34354P105     9,495,588     313,800       Sh      Sole      None     313,800
NDCHealth Corp.                 Common    639480102    62,929,143   3,501,900       Sh      Sole      None   3,501,900

04129.0003 #591161